ACCOUNTS RECEIVABLE - Summary of accounts receivable (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade receivables, gross	$ 25,935,309	$ 25,373,946
Allowance for credit losses	(250,439)	0
Trade receivables, net	25,684,870	25,373,946
Financial assets	50,997,608	30,181,703
Commodity taxes receivable	4,557,779	2,791,995
Other tax credits receivable	0	38,650
Research and development tax credits receivable	7,416,155	4,886,737
Non-financial assets	11,973,934	7,717,382
Accounts receivable	62,971,542	37,899,085
Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 25,312,738	$ 4,807,757